Lease Liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease Liabilities
6. Lease liabilities
Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2022	2021
Balance, beginning of year	$8.7	$10.4
Additions	1.0	2.1
Accretion charges	0.6	0.6
Lease payments	(4.3)	(4.4)
Balance, end of year	$6.0	$8.7

Current portion	$3.2	$4.1
Non-current portion	$2.8	$4.6
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2022:

	2023	2024	2025	2026	2027	Thereafter	Total
Transportation	$1.8	$-	$-	$-	$-	$-	$1.8
Vehicle	1.4	0.8	0.2	-	-	-	2.4
Surface	0.1	0.1	0.1	0.1	0.1	4.9	5.4
Total	$3.3	$0.9	$0.3	$0.1	$0.1	$4.9	$9.6